Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 10.1%
Financial - 3.0%
MSD Acquisition Corp. — Class A*,1	394,721	$ 4,024,225
Blue Whale Acquisition Corp. I — Class A*,1	87,092	860,469
Acropolis Infrastructure Acquisition Corp. — Class A*,1	75,728	764,853
TPG Pace Beneficial II Corp.*,1	74,305	737,849
Waverley Capital Acquisition Corp. 1 — Class A*,1	52,224	529,551
Invesco Ltd.	29,197	515,619
BlackRock, Inc. — Class A	735	506,731
T. Rowe Price Group, Inc.	3,987	447,660
SVB Financial Group*	1,156	333,055
JPMorgan Chase & Co.	1,984	284,406
Franklin Resources, Inc.	9,379	276,399
State Street Corp.	3,115	276,238
Goldman Sachs Group, Inc.	782	274,990
Lincoln National Corp.	8,597	272,697
Nasdaq, Inc.	4,653	260,847
Synchrony Financial	7,297	260,576
Bank of New York Mellon Corp.	5,113	260,149
CBRE Group, Inc. — Class A*	2,920	248,609
Charles Schwab Corp.	3,186	248,253
Simon Property Group, Inc. REIT	1,966	240,029
Citigroup, Inc.	4,721	239,308
Citizens Financial Group, Inc.	5,454	227,759
Bank of America Corp.	6,340	217,462
Capital One Financial Corp.	1,965	214,342
Signature Bank	1,846	212,382
Truist Financial Corp.	4,474	210,054
Intercontinental Exchange, Inc.	2,023	205,941
KeyCorp	11,155	204,025
Alexandria Real Estate Equities, Inc. REIT	1,357	203,251
First Republic Bank	1,594	196,078
Healthpeak Properties, Inc. REIT	7,889	189,809
Essex Property Trust, Inc. REIT	761	173,554
Vornado Realty Trust REIT	5,532	109,423
EastGroup Properties, Inc. REIT	473	77,227
STAG Industrial, Inc. REIT	2,043	68,727
Glacier Bancorp, Inc.	1,288	61,025
Houlihan Lokey, Inc.	597	57,133
First Financial Bankshares, Inc.	1,517	55,644
Valley National Bancorp	4,679	54,183
Terreno Realty Corp. REIT	863	53,687
National Storage Affiliates Trust REIT	949	40,143
Focus Financial Partners, Inc. — Class A*	751	38,947
WSFS Financial Corp.	760	37,932
Essential Properties Realty Trust, Inc. REIT	1,411	36,347
Pacific Premier Bancorp, Inc.	1,095	35,500
LXP Industrial Trust REIT	3,282	34,231
Broadstone Net Lease, Inc. REIT	1,850	32,837
Navient Corp.	1,773	32,003
Axos Financial, Inc.*	669	31,704
Hamilton Lane, Inc. — Class A	407	31,665
Piper Sandler Cos.	204	30,802
Moelis & Co. — Class A	714	30,581
Macerich Co. REIT	2,498	29,851
Walker & Dunlop, Inc.	341	29,745
Outfront Media, Inc. REIT	1,700	29,665
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	896	28,143
Trupanion, Inc.*	446	26,483
Innovative Industrial Properties, Inc. REIT	292	25,816
Artisan Partners Asset Management, Inc. — Class A	687	22,650
Cannae Holdings, Inc.*	994	22,444
New York Community Bancorp, Inc.	2,453	21,783
Cohen & Steers, Inc.	291	21,057
Virtus Investment Partners, Inc.	85	17,887
Chimera Investment Corp. REIT	2,752	17,860
Pathward Financial, Inc.	345	17,598
Triumph Financial, Inc.*	281	17,099
Flywire Corp.*	659	16,297
BRP Group, Inc. — Class A*	559	16,066
Newmark Group, Inc. — Class A	1,942	15,575
StepStone Group, Inc. — Class A	527	15,072
Stewart Information Services Corp.	313	13,299
Live Oak Bancshares, Inc.	376	12,995
Hilltop Holdings, Inc.	362	12,008
Brandywine Realty Trust REIT	1,990	11,721
Tanger Factory Outlet Centers, Inc. REIT	600	11,334
LendingClub Corp.*	1,171	11,007
Customers Bancorp, Inc.*	357	10,996
Argo Group International Holdings Ltd.	371	10,778
Bank of NT Butterfield & Son Ltd.	294	10,628
Goosehead Insurance, Inc. — Class A*	211	9,843
Redfin Corp.*	1,216	9,010
eXp World Holdings, Inc.	736	8,891
Safehold, Inc. REIT	272	8,127
Eagle Bancorp, Inc.	185	8,105
Veritex Holdings, Inc.	278	7,412
MFA Financial, Inc. REIT	649	6,951
Piedmont Office Realty Trust, Inc. — Class A REIT	727	6,652
Capitol Federal Financial, Inc.	762	6,393
Uniti Group, Inc. REIT	1,153	6,330
Empire State Realty Trust, Inc. — Class A REIT	838	6,109

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 10.1% (continued)
Financial - 3.0% (continued)
Community Healthcare Trust, Inc. REIT	141	$ 5,462
ConnectOne Bancorp, Inc.	218	5,287
Centerspace REIT	83	5,197
Redwood Trust, Inc. REIT	675	5,137
Brightsphere Investment Group, Inc.	189	4,738
B Riley Financial, Inc.	118	4,694
Office Properties Income Trust REIT	281	4,620
Silvergate Capital Corp. — Class A*	327	4,549
LendingTree, Inc.*	136	4,479
First Foundation, Inc.	284	4,280
Plymouth Industrial REIT, Inc.	182	3,937
Anywhere Real Estate, Inc.*	675	3,908
Broadmark Realty Capital, Inc. REIT	753	3,840
Northfield Bancorp, Inc.	258	3,795
First Bancshares, Inc.	120	3,757
SiriusPoint Ltd.*	527	3,742
Central Pacific Financial Corp.	160	3,589
Global Medical REIT, Inc.	351	3,531
Metropolitan Bank Holding Corp.*	57	3,181
TPG RE Finance Trust, Inc. REIT	358	3,039
iStar, Inc. REIT	393	3,026
Diamond Hill Investment Group, Inc.	17	2,968
HomeStreet, Inc.	114	2,876
ARMOUR Residential REIT, Inc.	518	2,813
Seritage Growth Properties REIT*	222	2,682
Merchants Bancorp	87	2,632
HomeTrust Bancshares, Inc.	87	2,546
Oppenheimer Holdings, Inc. — Class A	55	2,425
Business First Bancshares, Inc.	114	2,376
Invesco Mortgage Capital, Inc. REIT	183	2,292
Metrocity Bankshares, Inc.	113	2,279
Hingham Institution For Savings The	8	2,277
World Acceptance Corp.*	24	2,241
One Liberty Properties, Inc. REIT	95	2,152
City Office REIT, Inc.	254	2,149
GCM Grosvenor, Inc. — Class A	258	2,123
Southern Missouri Bancorp, Inc.	45	2,083
Waterstone Financial, Inc.	128	2,061
Blue Foundry Bancorp*	167	2,044
West BanCorp, Inc.	95	2,001
Enterprise Bancorp, Inc.	55	1,947
Civista Bancshares, Inc.	88	1,877
Douglas Elliman, Inc.	429	1,810
Orchid Island Capital, Inc. REIT	158	1,795
Alerus Financial Corp.	89	1,780
Southern First Bancshares, Inc.*	44	1,771
HCI Group, Inc.	33	1,733
Sierra Bancorp	83	1,677
RBB Bancorp	83	1,640
Industrial Logistics Properties Trust REIT	380	1,558
Franklin Street Properties Corp. REIT	595	1,440
Regional Management Corp.	44	1,387
Diversified Healthcare Trust REIT	1,414	1,386
Sculptor Capital Management, Inc.	130	1,166
Investors Title Co.	7	1,143
Fidelity D&D Bancorp, Inc.	23	1,140
Great Ajax Corp. REIT	129	1,081
eHealth, Inc.*	145	1,067
Maiden Holdings Ltd.*	414	973
Greenhill & Company, Inc.	85	955
Legacy Housing Corp.*	47	938
Atlanticus Holdings Corp.*	28	898
Citizens, Inc.*	297	876
Pioneer Bancorp, Inc.*	69	780
Oportun Financial Corp.*	124	749
Trean Insurance Group, Inc.*	105	639
GAMCO Investors, Inc. — Class A	30	577
Ashford Hospitality Trust, Inc. REIT*	101	500
Lemonade, Inc.*	30	489
Heritage Insurance Holdings, Inc.*	154	393
Curo Group Holdings Corp.*	125	365
United Insurance Holdings Corp.*	121	218
Fathom Holdings, Inc.*	36	171
Finance of America Companies, Inc. — Class A*	106	155
Rafael Holdings, Inc. — Class B*	60	130
SouthState Corp.	2	129
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	329,700	33
Total Financial		15,816,765
Technology - 2.0%
NVIDIA Corp.	3,103	720,392
Teradyne, Inc.	6,613	668,839
Applied Materials, Inc.	5,633	654,273
ANSYS, Inc.*	2,022	613,899
Paycom Software, Inc.*	1,974	570,604
IPG Photonics Corp.*	4,423	545,090
Skyworks Solutions, Inc.	4,710	525,495
Qorvo, Inc.*	5,008	505,257
Intuit, Inc.	1,181	480,880
QUALCOMM, Inc.	3,717	459,161
Advanced Micro Devices, Inc.*	5,788	454,821
NetApp, Inc.	6,423	414,605
Zebra Technologies Corp. — Class A*	1,317	395,429
Lam Research Corp.	791	384,434
Ceridian HCM Holding, Inc.*	4,165	303,753
MSCI, Inc. — Class A	560	292,404
Oracle Corp.	3,285	287,109
Micron Technology, Inc.	4,612	266,666

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 10.1% (continued)
Technology - 2.0% (continued)
Salesforce, Inc.*	1,292	$ 211,384
Tyler Technologies, Inc.*	642	206,243
Adobe, Inc.*	614	198,905
Take-Two Interactive Software, Inc.*	1,666	182,510
Seagate Technology Holdings plc	2,826	182,447
Silicon Laboratories, Inc.*	444	79,267
Power Integrations, Inc.	691	56,835
Synaptics, Inc.*	463	54,453
Diodes, Inc.*	510	46,762
Workiva, Inc.*	501	44,689
Blackline, Inc.*	633	43,272
Envestnet, Inc.*	635	39,694
MACOM Technology Solutions Holdings, Inc.*	577	39,548
Ambarella, Inc.*	412	38,856
Altair Engineering, Inc. — Class A*	540	34,592
Varonis Systems, Inc.*	1,250	33,850
Sprout Social, Inc. — Class A*	530	32,319
Blackbaud, Inc.*	560	31,186
Rapid7, Inc.*	659	31,171
PagerDuty, Inc.*	967	28,875
MaxLinear, Inc. — Class A*	829	28,360
MicroStrategy, Inc. — Class A*	108	28,325
SiTime Corp.*	188	23,340
Semtech Corp.*	756	23,292
Phreesia, Inc.*	584	21,491
Appian Corp. — Class A*	461	19,108
DigitalOcean Holdings, Inc.*	593	18,964
Ultra Clean Holdings, Inc.*	521	16,599
Apollo Medical Holdings, Inc.*	442	15,426
JFrog Ltd.*	632	14,536
3D Systems Corp.*	1,453	14,225
Asana, Inc. — Class A*	853	12,616
Outset Medical, Inc.*	548	12,500
Cerence, Inc.*	454	12,431
Schrodinger Incorporated/United States*	531	11,539
Digital Turbine, Inc.*	1,060	11,384
Zuora, Inc. — Class A*	1,333	11,291
Momentive Global, Inc.*	1,553	10,716
Yext, Inc.*	1,330	9,762
SMART Global Holdings, Inc.*	547	9,135
Health Catalyst, Inc.*	609	8,502
LivePerson, Inc.*	775	7,843
8x8, Inc.*	1,327	7,060
Veeco Instruments, Inc.*	291	6,190
Grid Dynamics Holdings, Inc.*	530	6,174
Sumo Logic, Inc.*	514	6,101
BigCommerce Holdings, Inc.*	567	5,398
Domo, Inc. — Class B*	330	5,072
PAR Technology Corp.*	147	5,020
Pitney Bowes, Inc.	1,031	4,475
Bandwidth, Inc. — Class A*	275	4,372
TTEC Holdings, Inc.	108	4,348
CEVA, Inc.*	132	4,166
Sapiens International Corporation N.V.	184	3,794
Desktop Metal, Inc. — Class A*	2,196	3,338
Corsair Gaming, Inc.*	163	2,852
OneSpan, Inc.*	210	2,839
Alkami Technology, Inc.*	165	2,534
American Software, Inc. — Class A	187	2,532
Mitek Systems, Inc.*	255	2,372
Porch Group, Inc.*	894	2,235
Daily Journal Corp.*	7	2,126
Cardlytics, Inc.*	382	2,082
Cantaloupe, Inc.*	347	1,999
Unisys Corp.*	384	1,912
Integral Ad Science Holding Corp.*	175	1,911
ON24, Inc.*	161	1,552
Digimarc Corp.*	76	1,550
AvidXchange Holdings, Inc.*	147	1,463
Vuzix Corp.*	349	1,448
CoreCard Corp.*	43	1,431
Diebold Nixdorf, Inc.*	429	1,381
Enfusion, Inc. — Class A*	126	1,351
Ouster, Inc.*	1,118	1,342
Brightcove, Inc.*	242	1,300
Veritone, Inc.*	169	1,198
Upland Software, Inc.*	172	996
Telos Corp.*	238	921
Tabula Rasa HealthCare, Inc.*	134	872
Atomera, Inc.*	120	796
Rackspace Technology, Inc.*	324	761
CS Disco, Inc.*	84	588
Forian, Inc.*	112	579
Outbrain, Inc.*	127	561
SecureWorks Corp. — Class A*	58	439
Smith Micro Software, Inc.*	275	385
DarioHealth Corp.*	80	368
iCAD, Inc.*	130	345
EMCORE Corp.*	218	313
Viant Technology, Inc. — Class A*	68	267
Arteris, Inc.*	29	190
Weave Communications, Inc.*	27	140
Ryvyl, Inc.*	109	54
NantHealth, Inc.*	10	30
Society Pass, Inc.*	19	21
Avaya Holdings Corp.*	985	12
Total Technology		10,614,910
Consumer, Cyclical - 1.9%
Aptiv plc*	4,627	538,028
PVH Corp.	6,676	535,682
Tesla, Inc.*	2,487	511,601
Royal Caribbean Cruises Ltd.*	7,219	509,950
Penn Entertainment, Inc.*	15,035	459,019
Bath & Body Works, Inc.	10,922	446,382
Caesars Entertainment, Inc.*	8,165	414,456
Wynn Resorts Ltd.*	3,535	383,088
Ross Stores, Inc.	2,913	322,003
Starbucks Corp.	3,091	315,560
Carnival Corp.*	29,371	311,920
Copart, Inc.*	4,426	311,856
DR Horton, Inc.	3,158	292,052
Lennar Corp. — Class A	2,953	285,673
NIKE, Inc. — Class B	2,085	247,677
Home Depot, Inc.	807	239,308
General Motors Co.	6,159	238,600
Lowe's Companies, Inc.	1,151	236,818
Best Buy Company, Inc.	2,703	224,646
Target Corp.	1,235	208,098

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 10.1% (continued)
Consumer, Cyclical - 1.9% (continued)
Pool Corp.	578	$ 206,265
Domino's Pizza, Inc.	662	194,635
Ford Motor Co.	15,940	192,396
Whirlpool Corp.	1,379	190,274
Advance Auto Parts, Inc.	1,253	181,635
CarMax, Inc.*	2,577	177,916
VF Corp.	4,779	118,615
Crocs, Inc.*	683	83,128
Under Armour, Inc. — Class C*	9,303	81,866
Under Armour, Inc. — Class A*	8,161	81,039
Macy's, Inc.	3,538	72,387
Fox Factory Holding Corp.*	493	57,928
Meritage Homes Corp.	432	47,188
Signet Jewelers Ltd.	620	44,404
AMC Entertainment Holdings, Inc. — Class A*	6,030	43,054
Skyline Champion Corp.*	613	41,935
Goodyear Tire & Rubber Co.*	3,229	36,681
National Vision Holdings, Inc.*	969	36,202
Steven Madden Ltd.	944	34,267
KB Home	932	32,872
LCI Industries	289	32,602
Papa John's International, Inc.	387	32,489
Installed Building Products, Inc.	276	31,845
Kontoor Brands, Inc.	608	31,707
Topgolf Callaway Brands Corp.*	1,357	31,455
Cavco Industries, Inc.*	108	30,780
Cracker Barrel Old Country Store, Inc.	278	30,291
Sonos, Inc.*	1,488	28,912
Dana, Inc.	1,698	26,896
Boot Barn Holdings, Inc.*	342	26,488
LGI Homes, Inc.*	252	26,286
American Eagle Outfitters, Inc.*	1,778	25,550
MDC Holdings, Inc.	670	24,790
Gentherm, Inc.*	390	24,769
Shake Shack, Inc. — Class A*	439	24,492
Winnebago Industries, Inc.	379	24,089
Urban Outfitters, Inc.*	804	21,668
MillerKnoll, Inc.	872	20,815
Sally Beauty Holdings, Inc.*	1,288	20,724
Abercrombie & Fitch Co. — Class A*	656	19,293
Wolverine World Wide, Inc.	954	15,980
Tri Pointe Homes, Inc.*	647	15,425
Fisker, Inc.*	1,915	14,228
Lions Gate Entertainment Corp. — Class B*	1,385	13,781
iRobot Corp.*	315	12,943
Camping World Holdings, Inc. — Class A	489	11,164
SkyWest, Inc.*	584	11,137
Shyft Group, Inc.	406	10,528
Century Communities, Inc.	176	10,527
Sleep Number Corp.*	260	10,364
Cheesecake Factory, Inc.	270	10,109
Acushnet Holdings Corp.	201	9,700
Patrick Industries, Inc.	133	9,689
Vista Outdoor, Inc.*	330	9,425
Allegiant Travel Co. — Class A*	90	9,230
La-Z-Boy, Inc.	258	8,354
Malibu Boats, Inc. — Class A*	121	7,231
Children's Place, Inc.*	161	6,741
Nikola Corp.*	2,697	5,987
Hibbett, Inc.	80	5,754
Big Lots, Inc.	354	5,080
Douglas Dynamics, Inc.	134	4,997
Standard Motor Products, Inc.	124	4,832
Denny's Corp.*	362	4,225
MarineMax, Inc.*	123	4,130
Bally's Corp.*	191	3,772
Sun Country Airlines Holdings, Inc.*	187	3,749
Lions Gate Entertainment Corp. — Class A*	341	3,618
VSE Corp.	63	3,617
Movado Group, Inc.	91	3,150
Portillo's, Inc. — Class A*	136	3,090
Aspen Aerogels, Inc.*	263	2,854
Shoe Carnival, Inc.	105	2,767
GrowGeneration Corp.*	647	2,740
Zumiez, Inc.*	114	2,652
Beazer Homes USA, Inc.*	174	2,594
Rush Street Interactive, Inc.*	616	2,581
Sportsman's Warehouse Holdings, Inc.*	259	2,328
PetMed Express, Inc.	118	2,216
Aeva Technologies, Inc.*	1,231	2,203
Marcus Corp.	136	2,188
Lovesac Co.*	76	2,188
Global Industrial Co.	76	2,138
Hovnanian Enterprises, Inc. — Class A*	30	2,043
Johnson Outdoors, Inc. — Class A	31	2,011
Hyliion Holdings Corp.*	698	1,975
Blue Bird Corp.*	95	1,929
Miller Industries, Inc.	66	1,835
Workhorse Group, Inc.*	875	1,803
OneWater Marine, Inc. — Class A*	61	1,697
Fiesta Restaurant Group, Inc.*	209	1,682
Cooper-Standard Holdings, Inc.*	100	1,595
Hooker Furnishings Corp.	69	1,517
Commercial Vehicle Group, Inc.*	191	1,509
Kimball International, Inc. — Class B	215	1,486
Purple Innovation, Inc.*	343	1,482
Forestar Group, Inc.*	101	1,441
Noodles & Co.*	242	1,413
El Pollo Loco Holdings, Inc.	113	1,353
Citi Trends, Inc.*	47	1,318
Rite Aid Corp.*	328	1,266
Fossil Group, Inc.*	284	1,230
Tupperware Brands Corp.*	286	1,173
Tilly's, Inc. — Class A*	135	1,172
Snap One Holdings Corp.*	100	1,169
Big 5 Sporting Goods Corp.	123	1,086
Cato Corp. — Class A	117	1,082
ONE Group Hospitality, Inc.*	123	1,046
Canoo, Inc.*	1,268	949
Universal Electronics, Inc.*	74	941

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 10.1% (continued)
Consumer, Cyclical - 1.9% (continued)
Lordstown Motors Corp. — Class A*	904	$ 940
NEOGAMES S.A.*	60	933
Conn's, Inc.*	106	908
Daktronics, Inc.*	219	889
LL Flooring Holdings, Inc.*	170	858
Container Store Group, Inc.*	189	822
Vera Bradley, Inc.*	155	822
Flexsteel Industries, Inc.	39	818
Superior Group of Companies, Inc.	69	799
American Outdoor Brands, Inc.*	84	775
Escalade, Inc.	60	771
PLBY Group, Inc.*	337	718
Traeger, Inc.*	177	704
Mesa Air Group, Inc.*	204	618
Lifetime Brands, Inc.	75	594
Hamilton Beach Brands Holding Co. — Class A	44	572
EVI Industries, Inc.*	27	545
Barnes & Noble Education, Inc.*	263	542
Lazydays Holdings, Inc.*	44	539
Sweetgreen, Inc. — Class A*	60	523
Liberty TripAdvisor Holdings, Inc. — Class A*	434	482
GAN Ltd.*	239	449
Duluth Holdings, Inc. — Class B*	72	433
Carrols Restaurant Group, Inc.*	199	414
Ideanomics, Inc.*	2,806	377
F45 Training Holdings, Inc.*	176	364
Regis Corp.*	248	357
Nautilus, Inc.*	179	290
Torrid Holdings, Inc.*	103	281
Kirkland's, Inc.*	74	240
Shift Technologies, Inc.*	1,026	215
Aterian, Inc.*	154	185
Party City Holdco, Inc.*	658	49
EBET, Inc.*	68	35
Arcimoto, Inc.*	9	16
Total Consumer, Cyclical		9,863,131
Consumer, Non-cyclical - 1.3%
Intuitive Surgical, Inc.*	2,121	486,536
PayPal Holdings, Inc.*	5,816	428,058
Align Technology, Inc.*	1,380	427,110
Bio-Techne Corp.	5,648	410,271
Illumina, Inc.*	1,645	327,684
Dexcom, Inc.*	2,620	290,846
Moderna, Inc.*	1,850	256,799
MarketAxess Holdings, Inc.	746	254,722
Moody's Corp.	840	243,726
IDEXX Laboratories, Inc.*	513	242,772
Verisk Analytics, Inc. — Class A	1,404	240,238
Equifax, Inc.	1,142	231,289
Zoetis, Inc.	1,380	230,460
Bio-Rad Laboratories, Inc. — Class A*	482	230,319
S&P Global, Inc.	673	229,628
West Pharmaceutical Services, Inc.	704	223,189
Charles River Laboratories International, Inc.*	985	216,050
Dentsply Sirona, Inc.	5,242	199,563
Robert Half International, Inc.	2,350	189,457
Avis Budget Group, Inc.*	484	106,315
GE HealthCare Technologies, Inc.*	924	70,199
API Group Corp.*	2,370	55,671
ASGN, Inc.*	596	52,925
Herc Holdings, Inc.	292	41,928
TriNet Group, Inc.*	474	39,280
Arrowhead Pharmaceuticals, Inc.*	1,200	38,760
Korn Ferry	630	35,211
Intellia Therapeutics, Inc.*	814	32,698
CONMED Corp.	339	32,608
Helen of Troy Ltd.*	281	31,666
LivaNova plc*	625	29,575
Blueprint Medicines Corp.*	683	28,939
Denali Therapeutics, Inc.*	1,062	28,833
Primo Water Corp.	1,845	28,561
Progyny, Inc.*	754	28,320
Insmed, Inc.*	1,377	28,063
Alarm.com Holdings, Inc.*	552	28,058
Omnicell, Inc.*	513	27,928
TG Therapeutics, Inc.*	1,531	24,527
Beam Therapeutics, Inc.*	596	23,983
Vector Group Ltd.	1,685	22,360
NeoGenomics, Inc.*	1,325	22,326
Neogen Corp.*	1,258	22,254
Upbound Group, Inc.	773	20,755
Pacific Biosciences of California, Inc.*	2,271	20,621
AtriCure, Inc.*	525	20,212
Veracyte, Inc.*	791	19,467
LiveRamp Holdings, Inc.*	775	18,313
Arvinas, Inc.*	548	16,796
Vericel Corp.*	545	16,573
PROG Holdings, Inc.*	663	16,389
Agios Pharmaceuticals, Inc.*	640	16,198
ModivCare, Inc.*	145	14,238
Bridgebio Pharma, Inc.*	1,241	14,172
Beauty Health Co.*	1,022	12,887
Ligand Pharmaceuticals, Inc. — Class B*	177	12,769
Nevro Corp.*	405	12,733
Kymera Therapeutics, Inc.*	403	12,646
Twist Bioscience Corp.*	633	12,318
Avid Bioservices, Inc.*	708	11,654
Enanta Pharmaceuticals, Inc.*	230	11,155
Cassava Sciences, Inc.*	448	11,066
Owens & Minor, Inc.*	718	11,007
Recursion Pharmaceuticals, Inc. — Class A*	1,343	10,945
SpringWorks Therapeutics, Inc.*	342	10,910
Morphic Holding, Inc.*	247	10,502
Reata Pharmaceuticals, Inc. — Class A*	321	10,006
CareDx, Inc.*	593	9,974
Monro, Inc.	194	9,785
Coursera, Inc.*	851	9,591
Arcus Biosciences, Inc.*	526	9,578
Rocket Pharmaceuticals, Inc.*	486	9,336

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 10.1% (continued)
Consumer, Non-cyclical - 1.3% (continued)
Heska Corp.*	114	$ 9,283
Deluxe Corp.	503	9,275
CorVel Corp.*	51	9,194
Community Health Systems, Inc.*	1,457	8,829
Protagonist Therapeutics, Inc.*	524	8,499
Zentalis Pharmaceuticals, Inc.*	428	8,102
Fulgent Genetics, Inc.*	246	8,066
Inhibrx, Inc.*	332	7,988
Marathon Digital Holdings, Inc.*	1,115	7,916
Travere Therapeutics, Inc.*	348	7,712
2U, Inc.*	857	7,679
Riot Platforms, Inc.*	1,226	7,663
Editas Medicine, Inc.*	801	7,241
Cimpress plc*	205	7,200
Accolade, Inc.*	601	6,677
RadNet, Inc.*	266	6,274
American Well Corp. — Class A*	2,183	6,091
Alector, Inc.*	695	5,935
Green Dot Corp. — Class A*	313	5,925
Fate Therapeutics, Inc.*	948	5,802
Senseonics Holdings, Inc.*	5,152	5,358
NanoString Technologies, Inc.*	532	5,192
Coherus Biosciences, Inc.*	766	5,186
Allogene Therapeutics, Inc.*	811	5,150
Invitae Corp.*	2,340	5,031
B&G Foods, Inc.	375	4,751
First Advantage Corp.*	320	4,643
Cardiovascular Systems, Inc.*	234	4,612
Atrion Corp.	8	4,544
MacroGenics, Inc.*	716	4,360
Sangamo Therapeutics, Inc.*	1,415	4,316
Repay Holdings Corp.*	507	4,299
USANA Health Sciences, Inc.*	70	4,255
Scilex Holding Co.*	491	4,247
Atara Biotherapeutics, Inc.*	1,012	4,099
Quanterix Corp.*	361	3,971
Varex Imaging Corp.*	224	3,963
Heidrick & Struggles International, Inc.	115	3,948
Custom Truck One Source, Inc.*	540	3,910
Replimune Group, Inc.*	177	3,876
TrueBlue, Inc.*	205	3,834
SI-BONE, Inc.*	193	3,817
Transcat, Inc.*	42	3,780
Sana Biotechnology, Inc.*	1,029	3,776
ViewRay, Inc.*	837	3,616
OmniAb, Inc.*	867	3,615
Nuvation Bio, Inc.*	1,852	3,593
Emergent BioSolutions, Inc.*	287	3,553
Nurix Therapeutics, Inc.*	373	3,517
OrthoPediatrics Corp.*	80	3,501
Ideaya Biosciences, Inc.*	195	3,442
MiMedx Group, Inc.*	662	3,184
V2X, Inc.*	68	3,153
Castle Biosciences, Inc.*	124	3,122
Inovio Pharmaceuticals, Inc.*	2,464	3,105
Viad Corp.*	120	3,085
Carriage Services, Inc. — Class A	90	3,053
Sutro Biopharma, Inc.*	517	2,916
Scholar Rock Holding Corp.*	330	2,831
Cerus Corp.*	986	2,820
European Wax Center, Inc. — Class A	150	2,769
Ocular Therapeutix, Inc.*	457	2,760
Anika Therapeutics, Inc.*	86	2,726
AngioDynamics, Inc.*	220	2,724
OraSure Technologies, Inc.*	426	2,688
Cara Therapeutics, Inc.*	264	2,682
OPKO Health, Inc.*	2,343	2,671
Aaron's Company, Inc.	183	2,626
Heron Therapeutics, Inc.*	1,100	2,607
Kodiak Sciences, Inc.*	399	2,594
Joint Corp.*	165	2,591
MaxCyte, Inc.*	563	2,556
Mission Produce, Inc.*	220	2,534
Allakos, Inc.*	417	2,481
C4 Therapeutics, Inc.*	460	2,424
Vital Farms, Inc.*	146	2,359
WW International, Inc.*	627	2,295
Pennant Group, Inc.*	152	2,283
Ocugen, Inc.*	2,201	2,193
Edgewise Therapeutics, Inc.*	225	2,156
iTeos Therapeutics, Inc.*	120	2,125
Vanda Pharmaceuticals, Inc.*	326	2,099
Seres Therapeutics, Inc.*	414	2,091
Bluebird Bio, Inc.*	402	2,090
Generation Bio Co.*	522	2,067
Turning Point Brands, Inc.	86	2,055
Arcturus Therapeutics Holdings, Inc.*	125	2,031
Seer, Inc.*	495	2,025
Avita Medical, Inc.*	144	1,931
Utah Medical Products, Inc.	20	1,836
2seventy bio, Inc.*	135	1,821
Inogen, Inc.*	116	1,818
Surmodics, Inc.*	80	1,747
Pulmonx Corp.*	155	1,741
Cullinan Oncology, Inc.*	154	1,739
Tactile Systems Technology, Inc.*	114	1,647
Orthofix Medical, Inc.*	78	1,607
Accuray, Inc.*	550	1,595
Rigel Pharmaceuticals, Inc.*	1,018	1,537
Marinus Pharmaceuticals, Inc.*	220	1,518
PetIQ, Inc.*	160	1,491
BioLife Solutions, Inc.*	61	1,419
iRadimed Corp.	37	1,405
Honest Company, Inc.*	495	1,381
Kezar Life Sciences, Inc.*	219	1,378
MeiraGTx Holdings plc*	177	1,366
Amneal Pharmaceuticals, Inc.*	594	1,224
Erasca, Inc.*	335	1,206
UroGen Pharma Ltd.*	116	1,195
Willdan Group, Inc.*	66	1,192
Allovir, Inc.*	175	1,181
PMV Pharmaceuticals, Inc.*	156	1,125
ARS Pharmaceuticals, Inc.*	122	1,088
Sorrento Therapeutics, Inc.*	3,481	1,062

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 10.1% (continued)
Consumer, Non-cyclical - 1.3% (continued)
Remitly Global, Inc.*	71	$ 1,039
Phathom Pharmaceuticals, Inc.*	120	1,027
InfuSystem Holdings, Inc.*	108	1,014
Berkeley Lights, Inc.*	578	1,012
IGM Biosciences, Inc.*	48	1,009
Lineage Cell Therapeutics, Inc.*	747	1,008
Stoke Therapeutics, Inc.*	113	1,005
Zevra Therapeutics, Inc.*	172	999
Annexon, Inc.*	185	986
Asensus Surgical, Inc.*	1,394	962
Organogenesis Holdings, Inc.*	379	929
Lexicon Pharmaceuticals, Inc.*	408	918
NGM Biopharmaceuticals, Inc.*	187	886
Selecta Biosciences, Inc.*	542	883
Akebia Therapeutics, Inc.*	1,039	876
22nd Century Group, Inc.*	959	867
HF Foods Group, Inc.*	217	842
ORIC Pharmaceuticals, Inc.*	188	833
CytomX Therapeutics, Inc.*	386	830
Kinnate Biopharma, Inc.*	153	808
Citius Pharmaceuticals, Inc.*	687	790
Tarsus Pharmaceuticals, Inc.*	50	775
Udemy, Inc.*	81	765
Whole Earth Brands, Inc.*	222	764
Nature's Sunshine Products, Inc.*	70	759
Spectrum Pharmaceuticals, Inc.*	971	755
CytoSorbents Corp.*	245	755
Shattuck Labs, Inc.*	158	746
Inotiv, Inc.*	99	742
Stereotaxis, Inc.*	295	732
Precigen, Inc.*	565	712
Outlook Therapeutics, Inc.*	646	704
ALX Oncology Holdings, Inc.*	105	695
Chimerix, Inc.*	435	687
Sesen Bio, Inc.*	1,182	686
Durect Corp.*	134	678
Celcuity, Inc.*	57	671
Harvard Bioscience, Inc.*	234	662
Ikena Oncology, Inc.*	161	646
Personalis, Inc.*	214	644
Vor BioPharma, Inc.*	113	631
Ginkgo Bioworks Holdings, Inc.*	428	629
Affimed N.V.*	691	628
Olema Pharmaceuticals, Inc.*	150	615
Gritstone bio, Inc.*	249	610
Absci Corp.*	287	608
Verrica Pharmaceuticals, Inc.*	78	605
Apyx Medical Corp.*	185	601
Praxis Precision Medicines, Inc.*	194	595
Athira Pharma, Inc.*	192	591
Vera Therapeutics, Inc.*	76	565
DermTech, Inc.*	144	560
Vaxart, Inc.*	715	557
Alpine Immune Sciences, Inc.*	69	550
VBI Vaccines, Inc.*	1,112	534
Verastem, Inc.*	1,027	534
CEL-SCI Corp.*	214	526
Singular Genomics Systems, Inc.*	244	525
Atossa Therapeutics, Inc.*	697	516
Cue Biopharma, Inc.*	183	512
Paratek Pharmaceuticals, Inc.*	285	499
Instil Bio, Inc.*	629	489
EyePoint Pharmaceuticals, Inc.*	142	474
Tenaya Therapeutics, Inc.*	153	470
ChromaDex Corp.*	279	466
Mind Medicine MindMed, Inc.*	125	465
Seelos Therapeutics, Inc.*	585	462
Oramed Pharmaceuticals, Inc.*	212	445
Werewolf Therapeutics, Inc.*	153	441
Century Therapeutics, Inc.*	96	433
AppHarvest, Inc.*	415	423
Graphite Bio, Inc.*	160	421
Kronos Bio, Inc.*	231	402
Cardiff Oncology, Inc.*	226	391
Homology Medicines, Inc.*	249	378
Greenwich Lifesciences, Inc.*	24	375
Adverum Biotechnologies, Inc.*	517	372
Prelude Therapeutics, Inc.*	64	362
Tattooed Chef, Inc.*	281	354
Bioventus, Inc. — Class A*	164	349
Rent the Runway, Inc. — Class A*	99	338
Fortress Biotech, Inc.*	432	333
Precision BioSciences, Inc.*	296	332
Disc Medicine, Inc.*	13	325
Curis, Inc.*	516	321
Avrobio, Inc.*	225	315
XBiotech, Inc.*	90	302
Aveanna Healthcare Holdings, Inc.*	235	287
BioAtla, Inc.*	92	274
Passage Bio, Inc.*	220	271
Beyondspring, Inc.*	133	251
AirSculpt Technologies, Inc.	38	249
Talaris Therapeutics, Inc.*	124	241
Inozyme Pharma, Inc.*	85	241
Endo International plc*	2,732	240
Black Diamond Therapeutics, Inc.*	135	239
Oncternal Therapeutics, Inc.*	263	234
Mustang Bio, Inc.*	426	234
TherapeuticsMD, Inc.*	46	228
Pulse Biosciences, Inc.*	83	227
TCR2 Therapeutics, Inc.*	181	226
Alpha Teknova, Inc.*	41	222
Atreca, Inc. — Class A*	154	220
Jounce Therapeutics, Inc.*	196	220
Bolt Biotherapeutics, Inc.*	136	219
NeuroPace, Inc.*	42	215
AquaBounty Technologies, Inc.*	326	215
Spero Therapeutics, Inc.*	144	213
Zevia PBC — Class A*	61	213
VistaGen Therapeutics, Inc.*	1,156	203

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 10.1% (continued)
Consumer, Non-cyclical - 1.3% (continued)
Retractable Technologies, Inc.*	103	$ 200
PAVmed, Inc.*	429	199
Sensei Biotherapeutics, Inc.*	124	195
Cue Health, Inc.*	85	183
Aligos Therapeutics, Inc.*	125	183
Acutus Medical, Inc.*	113	175
Aspira Women's Health, Inc.*	433	163
Exagen, Inc.*	61	159
Xilio Therapeutics, Inc.*	43	155
Biodesix, Inc.*	75	155
Reneo Pharmaceuticals, Inc.*	50	152
Cyteir Therapeutics, Inc.*	99	150
MEI Pharma, Inc.*	666	148
Eliem Therapeutics, Inc.*	41	146
Magenta Therapeutics, Inc.*	178	144
Pyxis Oncology, Inc.*	62	141
Surface Oncology, Inc.*	208	137
Taysha Gene Therapies, Inc.*	133	134
Vapotherm, Inc.*	135	132
Oncocyte Corp.*	358	130
Frequency Therapeutics, Inc.*	191	130
Solid Biosciences, Inc.*	23	129
Syros Pharmaceuticals, Inc.*	34	128
9 Meters Biopharma, Inc.*	67	114
Sera Prognostics, Inc. — Class A*	31	113
Evelo Biosciences, Inc.*	181	112
Infinity Pharmaceuticals, Inc.*	521	111
Portage Biotech, Inc.*	29	111
Vincerx Pharma, Inc.*	95	110
Quince Therapeutics, Inc.*	118	109
Applied Therapeutics, Inc.*	105	106
Neoleukin Therapeutics, Inc.*	209	105
Molecular Templates, Inc.*	220	103
Accelerate Diagnostics, Inc.*	196	100
Clovis Oncology, Inc.*	672	100
SQZ Biotechnologies Co.*	135	99
Hookipa Pharma, Inc.*	114	99
Sigilon Therapeutics, Inc.*	90	98
Aeglea BioTherapeutics, Inc.*	240	94
Rapid Micro Biosystems, Inc. — Class A*	86	92
Harpoon Therapeutics, Inc.*	111	86
Telesis Bio, Inc.*	47	84
Angion Biomedica Corp.*	129	83
Rubius Therapeutics, Inc.*	547	80
Applied Molecular Transport, Inc.*	148	78
Athersys, Inc.*	49	78
Avalo Therapeutics, Inc.*	30	78
GT Biopharma, Inc.*	105	72
Forte Biosciences, Inc.*	67	68
Athenex, Inc.*	25	66
iBio, Inc.*	51	65
Kala Pharmaceuticals, Inc.*	6	61
Tonix Pharmaceuticals Holding Corp.*	83	58
Sientra, Inc.*	34	53
IsoPlexis Corp.*	49	52
Talis Biomedical Corp.*	86	50
Eargo, Inc.*	8	48
Oncorus, Inc.*	121	48
NexImmune, Inc.*	105	45
Codiak Biosciences, Inc.*	94	45
Humanigen, Inc.*	284	43
Laird Superfood, Inc.*	37	42
Trevena, Inc.*	38	41
Lucid Diagnostics, Inc.*	29	39
Ontrak, Inc.*	56	35
Eterna Therapeutics, Inc.*	8	30
MiNK Therapeutics, Inc.*	11	23
Ampio Pharmaceuticals, Inc.*	78	20
Finch Therapeutics Group, Inc.*	44	18
Landos Biopharma, Inc.*	28	10
Invacare Corp.*	200	6
Greenlane Holdings, Inc. — Class A*	5	2
Quotient Ltd.*	11	–
Ligand Pharmaceuticals Inc*,††	67	–
Ligand Pharmaceuticals Inc*,††	67	–
Disk Medicine, Inc*,†††	130	–
Total Consumer, Non-cyclical		7,113,891
Industrial - 1.1%
Fortune Brands Innovations, Inc.	6,201	384,152
Trane Technologies plc	1,718	317,779
Rockwell Automation, Inc.	995	293,455
Boeing Co.*	1,451	292,449
Old Dominion Freight Line, Inc.	834	282,943
Keysight Technologies, Inc.*	1,753	280,410
Carrier Global Corp.	5,916	266,398
Pentair plc	4,752	265,827
Johnson Controls International plc	4,227	265,117
A O Smith Corp.	3,890	255,301
Dover Corp.	1,697	254,380
Martin Marietta Materials, Inc.	689	247,950
Generac Holdings, Inc.*	2,048	245,781
General Electric Co.	2,771	234,731
Garmin Ltd.	2,328	228,447
Mohawk Industries, Inc.*	2,047	210,534
Ball Corp.	2,988	167,956
Stanley Black & Decker, Inc.	1,746	149,475
Tetra Tech, Inc.	630	86,241
Saia, Inc.*	310	83,970
Exponent, Inc.	606	62,357
Masterbrand, Inc.*	6,201	60,398
Watts Water Technologies, Inc. — Class A	321	56,249
Casella Waste Systems, Inc. — Class A*	574	44,669
Summit Materials, Inc. — Class A*	1,410	41,651
John Bean Technologies Corp.	366	40,586
Zurn Elkay Water Solutions Corp.	1,417	32,591
Itron, Inc.*	530	29,558
Kadant, Inc.	135	28,979
ArcBest Corp.	296	28,475
Energizer Holdings, Inc.	783	28,368
Kennametal, Inc.	980	27,763
Helios Technologies, Inc.	378	25,606
Gibraltar Industries, Inc.*	384	20,509

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 10.1% (continued)
Industrial - 1.1% (continued)
Kratos Defense & Security Solutions, Inc.*	1,438	$ 18,191
Montrose Environmental Group, Inc.*	305	14,850
GrafTech International Ltd.	2,345	13,249
Vicor Corp.*	247	11,609
Ichor Holdings Ltd.*	331	10,906
CryoPort, Inc.*	476	10,310
Tennant Co.	108	7,649
TriMas Corp.	253	7,587
Columbus McKinnon Corp.	163	6,051
Astec Industries, Inc.	133	5,989
FARO Technologies, Inc.*	212	5,766
nLight, Inc.*	509	5,752
Mesa Laboratories, Inc.	29	5,119
MicroVision, Inc.*	1,959	5,015
American Woodmark Corp.*	97	4,945
Triumph Group, Inc.*	373	4,707
Chase Corp.	44	4,309
GoPro, Inc. — Class A*	755	3,919
Harsco Corp.*	459	3,883
Blink Charging Co.*	428	3,873
Manitowoc Company, Inc.*	204	3,858
Gorman-Rupp Co.	135	3,761
CIRCOR International, Inc.*	109	3,190
Smith & Wesson Brands, Inc.	285	3,118
Ranpak Holdings Corp.*	447	2,816
Pactiv Evergreen, Inc.	256	2,767
Luxfer Holdings plc	164	2,718
Centrus Energy Corp. — Class A*	57	2,554
Comtech Telecommunications Corp.	152	2,431
IES Holdings, Inc.*	51	2,145
National Presto Industries, Inc.	30	2,059
Tutor Perini Corp.*	245	1,987
Daseke, Inc.*	239	1,948
Concrete Pumping Holdings, Inc.*	154	1,203
Akoustis Technologies, Inc.*	287	1,073
Pure Cycle Corp.*	114	1,007
AMMO, Inc.*	515	1,004
Byrna Technologies, Inc.*	109	901
Hydrofarm Holdings Group, Inc.*	465	893
Identiv, Inc.*	127	892
American Superconductor Corp.*	164	879
INNOVATE Corp.*	282	835
Standard BioTools, Inc.*	454	826
Caesarstone Ltd.	134	780
Latham Group, Inc.*	240	763
Meta Materials, Inc.*	1,187	760
Turtle Beach Corp.*	90	728
Yellow Corp.*	300	726
Kopin Corp.*	462	531
View, Inc.*	575	365
US Xpress Enterprises, Inc. — Class A*	160	251
AgEagle Aerial Systems, Inc.*	406	177
Total Industrial		5,544,680
Communications - 0.7%
Etsy, Inc.*	4,899	594,788
Meta Platforms, Inc. — Class A*	2,732	477,936
Expedia Group, Inc.*	2,988	325,602
VeriSign, Inc.*	1,252	246,431
Netflix, Inc.*	751	241,920
Match Group, Inc.*	5,697	235,970
eBay, Inc.	5,107	234,411
Walt Disney Co.*	1,941	193,343
F5, Inc.*	1,315	188,019
Charter Communications, Inc. — Class A*	457	167,998
Warner Bros Discovery, Inc.*	10,664	166,572
Amazon.com, Inc.*	1,757	165,562
News Corp. — Class A	9,266	158,912
DISH Network Corp. — Class A*	8,508	97,076
News Corp. — Class B	2,871	49,553
Ziff Davis, Inc.*	508	40,122
Cogent Communications Holdings, Inc.	500	32,370
Perficient, Inc.*	380	26,904
Shutterstock, Inc.	274	20,610
Q2 Holdings, Inc.*	638	20,595
Cargurus, Inc.*	1,120	19,096
DigitalBridge Group, Inc.	1,417	17,386
Magnite, Inc.*	1,523	16,951
ePlus, Inc.*	312	16,901
Upwork, Inc.*	1,378	15,627
TechTarget, Inc.*	305	11,508
Revolve Group, Inc.*	420	11,374
Overstock.com, Inc.*	504	9,762
iHeartMedia, Inc. — Class A*	1,313	9,532
Open Lending Corp. — Class A*	1,223	8,659
Liberty Latin America Ltd. — Class C*	906	7,955
Infinera Corp.*	1,081	7,643
Clear Channel Outdoor Holdings, Inc.*	4,259	7,538
Stitch Fix, Inc. — Class A*	949	4,422
EchoStar Corp. — Class A*	219	4,371
EW Scripps Co. — Class A*	335	4,228
Eventbrite, Inc. — Class A*	448	3,924
OptimizeRx Corp.*	205	3,659
1-800-Flowers.com, Inc. — Class A*	317	3,138
NETGEAR, Inc.*	169	3,059
Boston Omaha Corp. — Class A*	118	2,843
IDT Corp. — Class B*	85	2,585
Gannett Company, Inc.*	838	2,539
Entravision Communications Corp. — Class A	358	2,348
Thryv Holdings, Inc.*	90	2,146
Liberty Latin America Ltd. — Class A*	237	2,090
Anterix, Inc.*	68	2,054
Quotient Technology, Inc.*	531	2,007
Ribbon Communications, Inc.*	419	1,869
CarParts.com, Inc.*	291	1,825
Liquidity Services, Inc.*	135	1,709
Ooma, Inc.*	130	1,702
Tucows, Inc. — Class A*	58	1,341
RealReal, Inc.*	940	1,269

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
COMMON STOCKS† - 10.1% (continued)
Communications - 0.7% (continued)
Cambium Networks Corp.*	63	$ 1,264
Groupon, Inc.*	140	1,051
Advantage Solutions, Inc.*	455	1,001
CalAmp Corp.*	208	888
VirnetX Holding Corp.*	378	673
Lands' End, Inc.*	85	646
1stdibs.com, Inc.*	106	538
comScore, Inc.*	417	484
Inseego Corp.*	498	446
Telesat Corp.*	41	386
Fluent, Inc.*	258	372
LiveOne, Inc.*	350	339
Solo Brands, Inc. — Class A*	71	293
CuriosityStream, Inc.*	155	259
Audacy, Inc.*	703	151
National CineMedia, Inc.*	358	82
aka Brands Holding Corp.*	55	78
Digital Media Solutions, Inc. — Class A*	19	23
HyreCar, Inc.*	104	2
Total Communications		3,908,730
Basic Materials - 0.1%
Ecolab, Inc.	1,609	256,426
Balchem Corp.	377	49,010
Quaker Chemical Corp.	157	30,738
Tronox Holdings plc — Class A	1,344	20,966
Novagold Resources, Inc.*	1,390	7,770
Compass Minerals International, Inc.	200	7,706
Energy Fuels, Inc.*	900	6,039
AZZ, Inc.	143	5,813
Schnitzer Steel Industries, Inc. — Class A	154	5,034
Coeur Mining, Inc.*	1,501	4,683
Mativ Holdings, Inc.	136	3,519
Codexis, Inc.*	706	3,414
Danimer Scientific, Inc.*	1,055	2,722
Amyris, Inc.*	2,060	2,575
Gatos Silver, Inc.*	276	1,115
Glatfelter Corp.*	261	1,002
Unifi, Inc.*	81	838
Perpetua Resources Corp.*	189	675
Total Basic Materials		410,045
Energy - 0.0%
Equitrans Midstream Corp.	4,777	28,805
Sunnova Energy International, Inc.*	1,009	17,940
SunPower Corp. — Class A*	937	14,074
Stem, Inc.*	1,328	10,836
DMC Global, Inc.*	111	2,972
Gevo, Inc.*	1,167	2,159
National Energy Services Reunited Corp.*	226	1,460
Matrix Service Co.*	155	981
Beam Global*	52	878
Cleanspark, Inc.*	228	629
Spruce Power Holding Corp.*	625	600
Aemetis, Inc.*	161	575
Eos Energy Enterprises, Inc.*	259	567
Total Energy		82,476
Utilities - 0.0%
Ameresco, Inc. — Class A*	362	15,910
Middlesex Water Co.	101	7,727
Global Water Resources, Inc.	75	990
Via Renewables, Inc.	71	416
Stronghold Digital Mining, Inc. — Class A*	43	25
Total Utilities		25,068
Total Common Stocks
(Cost $77,013,197)		53,379,696
PREFERRED STOCKS†† - 7.4%
Financial - 6.9%
Markel Corp.
6.00%*	5,000,000	4,936,650
Citigroup, Inc.
4.15%*	5,000,000	4,293,750
Goldman Sachs Group, Inc.
3.80%*	5,000,000	4,291,200
Bank of New York Mellon Corp.
3.75%*	5,000,000	4,175,000
Wells Fargo & Co.
4.38%	139,386	2,553,552
4.75%	61,250	1,228,675
3.90%	400,000	357,750
Bank of America Corp.
4.38%	131,500	2,548,470
4.38%	1,650,000	1,429,560
First Republic Bank
4.50%	200,000	3,712,000
Reinsurance Group of America, Inc.
7.13%	110,000	2,896,300
Selective Insurance Group, Inc.
4.60%	85,536	1,555,900
Public Storage
4.10%	58,000	1,063,140
Lincoln National Corp.
9.25%	750,000	819,675
RenaissanceRe Holdings Ltd.
4.20%	38,000	661,580
Total Financial		36,523,202
Government - 0.5%
CoBank ACB
4.25%*	3,000,000	2,606,896
Consumer, Cyclical - 0.0%
AMC Entertainment Holdings, Inc.*	6,030	12,482
Total Preferred Stocks
(Cost $46,404,160)		39,142,580
WARRANTS† - 0.0%
Acropolis Infrastructure Acquisition Corp.
Expiring 03/31/26*,1	4,204	937
Waverley Capital Acquisition Corp.
Expiring 04/30/27*,1	5,084	445
Blue Whale Acquisition Corp. I
Expiring 07/09/23*,1	1,500	277
MSD Acquisition Corp.
Expiring 05/13/23*,1	8,944	179
Triumph Group, Inc.
Expiring 12/19/23*	112	85
Total Warrants
(Cost $1,551)		1,923

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Shares	Value
RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Epizyme, Inc.	793	$ –
Radius Health, Inc.	558	–
UCB	655	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $60)		–
EXCHANGE-TRADED FUNDS† - 13.8%
iShares Russell 2000 Index ETF	111,173	20,920,535
Invesco QQQ Trust Series	70,952	20,828,669
SPDR S&P 500 ETF Trust	52,336	20,738,664
iShares Silver Trust*,2	320,800	6,165,776
VanEck Gold Miners ETF[2]	162,400	4,467,624
Total Exchange-Traded Funds
(Cost $88,674,767)		73,121,268
MUTUAL FUND† - 1.1%
Guggenheim Risk Managed Real Estate Fund — Institutional Class[5]	187,445	5,777,054
Total Mutual Fund
(Cost $7,221,425)		5,777,054
CLOSED-END FUNDS† - 2.4%
Eaton Vance Limited Duration Income Fund[2]	309,597	3,154,793
BlackRock Credit Allocation Income Trust[2]	283,098	3,034,811
Western Asset High Income Opportunity Fund, Inc.[2]	744,627	3,008,293
BlackRock Debt Strategies Fund, Inc.[2]	193,981	1,914,593
Blackstone Strategic Credit Fund[2]	88,264	979,730
Ares Dynamic Credit Allocation Fund, Inc.[2]	51,928	657,928
Total Closed-End Funds
(Cost $16,126,613)		12,750,148
MONEY MARKET FUNDS† - 0.5%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.46%[6]	2,386,605	2,386,605
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[6]	40,315	40,315
Total Money Market Funds
(Cost $2,426,920)		2,426,920
Face Amount~
CORPORATE BONDS†† - 52.7%
Financial - 11.8%
NFP Corp.
6.88% due 08/15/28[4]	3,250,000	2,767,700
7.50% due 10/01/30[2,4]	1,400,000	1,332,821
United Wholesale Mortgage LLC
5.50% due 04/15/29[2,4]	4,300,000	3,559,110
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2,4]	3,810,000	3,217,584
Liberty Mutual Group, Inc.
4.30% due 02/01/61[4]	5,250,000	3,188,919
FS KKR Capital Corp.
3.25% due 07/15/27[2]	3,300,000	2,824,574
Kennedy-Wilson, Inc.
5.00% due 03/01/31[2]	3,500,000	2,678,036
Ceamer Finance LLC
6.92% due 05/15/38†††	2,750,000	2,634,782
Accident Fund Insurance Company of America
8.50% due 08/01/32[2,4]	2,550,000	2,600,227
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32[2]	3,250,000	2,581,597
Iron Mountain, Inc.
5.25% due 07/15/30[2,4]	2,940,000	2,563,504
OneMain Finance Corp.
4.00% due 09/15/30[2]	3,300,000	2,520,499
AmWINS Group, Inc.
4.88% due 06/30/29[2,4]	2,320,000	1,970,385
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48	2,093,750	1,699,503
Hunt Companies, Inc.
5.25% due 04/15/29[2,4]	1,850,000	1,478,807
Starwood Property Trust, Inc.
4.38% due 01/15/27[2,4]	1,700,000	1,473,820
Prudential Financial, Inc.
5.13% due 03/01/52[2,3]	1,550,000	1,416,468
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2,4]	1,500,000	1,413,975
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[2,4]	1,800,000	1,330,735
3.88% due 03/01/31[4]	100,000	77,934
Sherwood Financing plc
4.50% due 11/15/26	EUR 1,500,000	1,389,674
Global Atlantic Finance Co.
3.13% due 06/15/31[2,4]	1,750,000	1,364,079
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,4]	1,400,000	1,330,000
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[2,4]	1,600,000	1,319,584
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[4]	1,300,000	1,319,500
Credit Suisse AG NY
7.95% due 01/09/25	1,300,000	1,312,777
NatWest Group plc
7.47% due 11/10/26[3]	1,250,000	1,298,796
USI, Inc.
6.88% due 05/01/25[2,4]	1,300,000	1,277,249
Standard Chartered plc
7.78% due 11/16/25[3,4]	1,150,000	1,188,062
Toronto-Dominion Bank
8.13% due 10/31/82[2,3]	1,050,000	1,095,937
Ares Finance Company IV LLC
3.65% due 02/01/52[4]	1,650,000	1,072,697

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 52.7% (continued)
Financial - 11.8% (continued)
KKR Group Finance Company X LLC
3.25% due 12/15/51[2,4]	1,600,000	$ 1,015,838
PHM Group Holding Oy
4.75% due 06/18/26[4]	EUR 1,000,000	955,910
Corebridge Financial, Inc.
6.88% due 12/15/52[3,4]	900,000	889,763
Bank of Nova Scotia
8.63% due 10/27/82[3]	750,000	792,591
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 700,000	689,240
Home Point Capital, Inc.
5.00% due 02/01/26[2,4]	790,000	550,880
Ryan Specialty Group LLC
4.38% due 02/01/30[2,4]	450,000	384,732
Total Financial		62,578,289
Consumer, Non-cyclical - 9.1%
DaVita, Inc.
4.63% due 06/01/30[2,4]	5,200,000	4,285,684
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[2,4]	4,400,000	3,714,640
US Foods, Inc.
4.63% due 06/01/30[2,4]	4,250,000	3,712,137
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[2,4]	3,242,000	3,051,851
Upbound Group, Inc.
6.38% due 02/15/29[2,4]	3,412,000	2,927,052
Sabre GLBL, Inc.
7.38% due 09/01/25[2,4]	3,025,000	2,831,452
ADT Security Corp.
4.88% due 07/15/32[2,4]	3,300,000	2,830,105
CPI CG, Inc.
8.63% due 03/15/26[2,4]	2,814,000	2,770,242
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[2,4]	3,125,000	2,764,866
BCP V Modular Services Finance II plc
4.75% due 11/30/28	EUR 3,000,000	2,732,725
Carriage Services, Inc.
4.25% due 05/15/29[2,4]	3,150,000	2,532,412
Bausch Health Companies, Inc.
4.88% due 06/01/28[2,4]	3,300,000	2,058,392
TreeHouse Foods, Inc.
4.00% due 09/01/28[2]	2,000,000	1,715,300
Post Holdings, Inc.
5.50% due 12/15/29[2,4]	1,700,000	1,555,711
Castor S.p.A.
7.30% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,4	EUR 1,400,000	1,440,102
Medline Borrower, LP
5.25% due 10/01/29[2,4]	1,750,000	1,436,199
Reynolds American, Inc.
5.70% due 08/15/35	1,550,000	1,409,368
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52[2,4]	1,750,000	1,242,721
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[2,4]	1,075,000	978,250
Garden Spinco Corp.
8.63% due 07/20/30[2,4]	900,000	949,572
WW International, Inc.
4.50% due 04/15/29[2,4]	1,750,000	892,500
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
due 07/31/27[4,7]	1,750,000	232,750
APi Group DE, Inc.
4.75% due 10/15/29[4]	250,000	223,174
Grifols Escrow Issuer, S.A.U.
3.88% due 10/15/28	EUR 100,000	89,694
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[4]	100,000	86,316
HealthEquity, Inc.
4.50% due 10/01/29[4]	75,000	65,549
Total Consumer, Non-cyclical		48,528,764
Communications - 7.8%
Altice France S.A.
5.13% due 01/15/29[2,4]	5,260,000	4,037,050
5.13% due 07/15/29[2,4]	2,000,000	1,549,120
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[2,4]	6,500,000	5,057,016
British Telecommunications plc
4.88% due 11/23/81[2,3,4]	5,000,000	4,087,650
Level 3 Financing, Inc.
3.75% due 07/15/29[2,4]	6,100,000	3,834,521
Vodafone Group plc
5.13% due 06/04/81[2,3]	4,750,000	3,550,625
Ziggo Bond Company BV
5.13% due 02/28/30[2,4]	4,361,000	3,524,255
McGraw-Hill Education, Inc.
5.75% due 08/01/28[2,4]	1,800,000	1,576,453
8.00% due 08/01/29[2,4]	1,700,000	1,452,990
Vmed O2 UK Financing I plc
4.25% due 01/31/31[2,4]	3,250,000	2,607,631
Zayo Group Holdings, Inc.
4.00% due 03/01/27[2,4]	3,250,000	2,493,156
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[2,4]	1,750,000	1,618,973
5.13% due 07/15/29[2,4]	445,000	376,220
Cengage Learning, Inc.
9.50% due 06/15/24[2,4]	1,600,000	1,560,000
Rogers Communications, Inc.
5.25% due 03/15/82[2]	1,600,000	1,428,592
Ciena Corp.
4.00% due 01/31/30[2,4]	850,000	723,562
UPC Broadband Finco BV
4.88% due 07/15/31[4]	750,000	628,125
Cogent Communications Group, Inc.
7.00% due 06/15/27[2,4]	500,000	483,750
VZ Secured Financing BV
5.00% due 01/15/32[4]	500,000	411,261
CSC Holdings LLC
4.50% due 11/15/31[4]	300,000	212,994
6.50% due 02/01/29[4]	100,000	84,760

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 52.7% (continued)
Communications - 7.7% (continued)
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[4]	325,000	$ 267,313
Total Communications		41,566,017
Consumer, Cyclical - 5.4%
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[2,4]	4,500,000	3,716,640
Penn Entertainment, Inc.
4.13% due 07/01/29[2,4]	3,350,000	2,718,727
Station Casinos LLC
4.63% due 12/01/31[2,4]	3,250,000	2,647,873
Aramark Services, Inc.
5.00% due 02/01/28[2,4]	2,000,000	1,841,400
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[2,4]	2,200,000	1,830,643
Air Canada
4.63% due 08/15/29[4]	CAD 2,750,000	1,813,784
Wabash National Corp.
4.50% due 10/15/28[2,4]	1,750,000	1,505,037
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[2,4]	1,650,000	1,427,085
Boyne USA, Inc.
4.75% due 05/15/29[2,4]	1,600,000	1,416,099
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[2,4]	1,600,000	1,407,093
Crocs, Inc.
4.25% due 03/15/29[2,4]	1,625,000	1,393,437
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[2,4]	1,400,000	1,301,881
Steelcase, Inc.
5.13% due 01/18/29[2]	1,450,000	1,224,108
Deuce FinCo plc
5.50% due 06/15/27	GBP 1,200,000	1,217,823
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[4]	850,000	840,573
Hanesbrands, Inc.
9.00% due 02/15/31[4]	550,000	556,133
4.88% due 05/15/26[4]	100,000	92,348
Michaels Companies, Inc.
5.25% due 05/01/28[4]	600,000	499,338
Tempur Sealy International, Inc.
3.88% due 10/15/31[2,4]	600,000	483,582
JB Poindexter & Company, Inc.
7.13% due 04/15/26[4]	325,000	313,216
Wolverine World Wide, Inc.
4.00% due 08/15/29[4]	300,000	241,632
Total Consumer, Cyclical		28,488,452
Industrial - 5.0%
PGT Innovations, Inc.
4.38% due 10/01/29[2,4]	3,295,000	2,766,276
Standard Industries, Inc.
4.38% due 07/15/30[2,4]	2,400,000	1,998,000
3.38% due 01/15/31[2,4]	1,000,000	767,258
GrafTech Finance, Inc.
4.63% due 12/15/28[2,4]	3,200,000	2,612,864
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[2,4]	2,300,000	2,187,995
5.25% due 07/15/28[2,4]	450,000	411,347
TK Elevator US Newco, Inc.
5.25% due 07/15/27[2,4]	2,630,000	2,382,600
Harsco Corp.
5.75% due 07/31/27[2,4]	2,625,000	2,227,201
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[2,4]	2,600,000	2,110,910
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[2,4]	2,150,000	1,875,552
Builders FirstSource, Inc.
6.38% due 06/15/32[2,4]	1,500,000	1,440,566
Clearwater Paper Corp.
4.75% due 08/15/28[2,4]	1,609,000	1,406,989
Artera Services LLC
9.03% due 12/04/25[2,4]	1,600,000	1,376,000
Mauser Packaging Solutions Holding Co.
7.88% due 08/15/26[4]	700,000	704,375
9.25% due 04/15/27[4]	350,000	329,000
Fortune Brands Innovations, Inc.
4.50% due 03/25/52[2]	1,200,000	900,687
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[2,4]	1,025,000	798,263
Waste Pro USA, Inc.
5.50% due 02/15/26[4]	100,000	91,428
Total Industrial		26,387,311
Energy - 4.5%
NuStar Logistics, LP
6.38% due 10/01/30[2]	6,000,000	5,617,500
Occidental Petroleum Corp.
7.95% due 06/15/39[2]	3,190,000	3,517,135
ITT Holdings LLC
6.50% due 08/01/29[2,4]	3,750,000	3,082,013
CVR Energy, Inc.
5.75% due 02/15/28[2,4]	3,300,000	2,928,915
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[2]	2,400,000	2,280,000
6.88% due 01/15/29[2]	675,000	624,402
Valero Energy Corp.
4.00% due 06/01/52[2]	3,350,000	2,526,376
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26[2]	1,750,000	1,487,459
EnLink Midstream LLC
6.50% due 09/01/30[2,4]	975,000	960,307
BP Capital Markets plc
4.88% [2,3,8]	500,000	458,172

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Face Amount~	Value
CORPORATE BONDS†† - 52.7% (continued)
Energy - 4.5% (continued)
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25	150,000	$ 145,494
5.63% due 05/01/27[4]	125,000	115,625
Total Energy		23,743,398
Basic Materials - 4.2%
Kaiser Aluminum Corp.
4.50% due 06/01/31[2,4]	4,350,000	3,443,634
SK Invictus Intermediate II SARL
5.00% due 10/30/29[2,4]	4,250,000	3,381,130
Carpenter Technology Corp.
7.63% due 03/15/30[2]	3,000,000	2,991,173
6.38% due 07/15/28	200,000	191,618
Diamond BC BV
4.63% due 10/01/29[2,4]	3,250,000	2,635,490
Ingevity Corp.
3.88% due 11/01/28[2,4]	2,900,000	2,465,215
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[2,4]	2,250,000	2,022,165
Compass Minerals International, Inc.
6.75% due 12/01/27[2,4]	1,943,000	1,832,304
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[2,4]	1,850,000	1,655,749
Anglo American Capital plc
5.63% due 04/01/30[2,4]	1,050,000	1,038,315
Valvoline, Inc.
4.25% due 02/15/30[4]	400,000	390,914
WR Grace Holdings LLC
4.88% due 06/15/27[4]	250,000	229,723
Total Basic Materials		22,277,430
Utilities - 2.6%
Midcap Funding XLVI Trust
8.08% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/23◊,†††	12,716,980	12,715,781
Terraform Global Operating, LP
6.13% due 03/01/26[2,4]	1,150,000	1,104,023
Total Utilities		13,819,804
Technology - 2.3%
Dun & Bradstreet Corp.
5.00% due 12/15/29[2,4]	3,300,000	2,730,043
NCR Corp.
5.25% due 10/01/30[2,4]	3,250,000	2,686,977
AthenaHealth Group, Inc.
6.50% due 02/15/30[2,4]	3,200,000	2,531,021
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31[2]	1,900,000	1,568,247
Central Parent Incorporated / CDK Global Inc
7.25% due 06/15/29[2,4]	1,350,000	1,320,058
Broadcom, Inc.
3.19% due 11/15/36[2,4]	1,750,000	1,267,227
Total Technology		12,103,573
Total Corporate Bonds
(Cost $325,989,525)		279,493,038
SENIOR FLOATING RATE INTERESTS††,◊ - 28.0%
Consumer, Non-cyclical - 9.4%
LaserAway Intermediate Holdings II LLC
10.58% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 10/14/27	5,692,500	5,571,534
Gibson Brands, Inc.
9.92% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	5,692,500	4,497,075
National Mentor Holdings, Inc.
8.47% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	5,267,117	4,058,998
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	168,375	129,755
Sierra Acquisition, Inc.
8.83% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/11/24	5,673,429	3,943,033
Kronos Acquisition Holdings, Inc.
11.02% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26	3,267,000	3,185,325
Florida Food Products LLC
9.63% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28	3,225,625	2,983,703
HAH Group Holding Co. LLC
9.72% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	2,952,049	2,891,392
Blue Ribbon LLC
10.57% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	3,797,468	2,859,494
Women's Care Holdings, Inc.
9.33% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28	2,962,406	2,766,147
Triton Water Holdings, Inc.
8.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 03/31/28	2,962,410	2,751,723

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Face Amount~	Value

SENIOR FLOATING RATE INTERESTS††,◊ - 28.0% (continued)
Consumer, Non-cyclical - 9.4% (continued)
Southern Veterinary Partners LLC
8.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	2,127,659	$ 2,063,830
PetIQ LLC
8.84% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††	1,927,301	1,734,571
Zep, Inc.
8.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	1,986,043	1,559,044
Mission Veterinary Partners
8.64% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/27/28	1,678,750	1,522,072
Inception Holdco SARL
7.89% (3 Month EURIBOR + 5.75%, Rate Floor: 5.75%) due 09/26/29†††	EUR 1,400,000	1,435,355
Pimente Investissement S.A.S.
6.45% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 12/29/28	EUR 1,350,000	1,392,391
Chefs' Warehouse, Inc.
9.47% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29	1,147,125	1,141,389
Dhanani Group, Inc.
10.66% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 06/10/27†††	1,139,545	1,128,150
Weber-Stephen Products LLC
7.88% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	1,043,510	907,854
Grifols Worldwide Operations USA, Inc.
6.63% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 11/15/27	300,000	292,125
Elanco Animal Health, Inc.
6.32% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	282,682	276,624
Bombardier Recreational Products, Inc.
6.63% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 05/24/27	271,501	264,374
HAH Group Holding Co. LLC
9.72% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27†††	166,320	163,825
TGP Holdings LLC
8.08% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28	188,490	150,216
Total Consumer, Non-cyclical		49,669,999
Industrial - 6.4%
American Bath Group LLC
8.22% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/23/27	5,679,655	5,189,785
Pelican Products, Inc.
8.71% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	5,692,500	5,066,325
Arcline FM Holdings LLC
9.48% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28	4,443,750	4,217,874
Protective Industrial Products, Inc.
8.63% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27	3,782,105	3,564,634
ASP Dream Acquisiton Co. LLC
8.97% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/15/28	3,225,625	3,177,241
Merlin Buyer, Inc.
8.62% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/14/28	3,275,250	3,123,770
Rinchem Company LLC
9.18% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 03/02/29†††	3,184,000	3,048,680
Icebox Holdco III, Inc.
8.23% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 12/22/28	3,178,743	3,003,912
Saverglass
6.24% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 02/19/29	EUR 1,500,000	1,536,097
Atlantic Aviation
8.62% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 09/22/28	800,000	800,000
PECF USS Intermediate Holding III Corp.
8.88% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	447,739	379,700
US Farathane LLC
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24	340,667	314,548
Dispatch Terra Acquisition LLC
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	197,494	174,288

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Face Amount~	Value

SENIOR FLOATING RATE INTERESTS††,◊ - 28.0% (continued)
Industrial - 6.4% (continued)
LTI Holdings, Inc.
8.13% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/08/25	174,544	$ 168,470
White Cap Supply Holdings LLC
8.37% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 10/19/27	99,497	97,852
Total Industrial		33,863,176
Consumer, Cyclical - 6.0%
Pacific Bells LLC
9.34% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	4,950,515	4,749,425
Secretariat Advisors LLC
9.48% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 12/29/28†††	4,362,000	4,187,520
First Brands Group LLC
10.25% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27	3,259,786	3,154,854
BRE/Everbright M6 Borrower LLC
9.58% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 09/09/26	2,520,000	2,499,008
Cordobes Holdco SL
6.86% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 02/02/29	EUR 2,400,000	2,374,634
Breitling Financing SARL
5.63% (3 Month EURIBOR + 3.43%, Rate Floor: 3.43%) due 10/25/28	EUR 2,000,000	2,044,503
FR Refuel LLC
9.23% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/08/28†††	1,980,000	1,895,850
NFM & J LLC
10.70% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	1,845,582	1,804,648
Fertitta Entertainment LLC
8.62% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/29	1,687,250	1,639,804
The Facilities Group
10.48% ((1 Month USD LIBOR + 5.75%) and (3 Month USD LIBOR + 5.75%), Rate Floor: 6.75%) due 11/30/27†††	1,642,996	1,606,555
SP PF Buyer LLC
9.13% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	1,974,359	1,358,359
Freshworld Holding IV GmbH
5.69% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 10/02/26	EUR 1,250,000	1,271,308
Michaels Stores, Inc.
8.98% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/15/28	1,017,254	929,516
New Trojan Parent, Inc.
7.85% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 01/06/28	671,591	458,361
Sweetwater Sound
8.94% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 08/05/28†††	487,488	458,238
Congruex Group LLC
10.58% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29	447,750	437,304
American Tire Distributors, Inc.
11.07% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.00%) due 10/20/28	446,625	409,033
Caesars Entertainment, Inc.
7.97% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/25/30	200,000	199,528
Outcomes Group Holdings, Inc.
12.54% (3 Month Term SOFR + 7.50%, Rate Floor: 7.50%) due 10/26/26†††	150,000	142,500
CCRR Parent, Inc.
8.39% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/06/28	24,571	23,957
Total Consumer, Cyclical		31,644,905
Technology - 2.6%
Misys Ltd.
8.33% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	5,655,329	5,323,078
Project Ruby Ultimate Parent Corp.
10.37% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 03/10/28†††	2,743,125	2,741,732
Avalara, Inc.
11.83% (3 Month Term SOFR + 7.25%, Rate Floor: 7.25%) due 10/19/28†††	2,636,364	2,600,426
Precise Midco BV
6.05% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 05/13/26	EUR 1,500,000	1,555,974

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Face Amount~	Value

SENIOR FLOATING RATE INTERESTS††,◊ - 28.0% (continued)
Technology - 2.6% (continued)
Atlas CC Acquisition Corp.
9.40% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	744,110	$ 649,504
9.14% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	151,344	132,103
CoreLogic, Inc.
8.19% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	497,481	425,222
Apttus Corp.
9.08% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	394,987	378,449
VT TopCo, Inc.
8.38% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	164,954	164,541
Total Technology		13,971,029
Financial - 1.9%
Eisner Advisory Group
9.98% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 07/28/28	3,110,519	3,087,190
HighTower Holding LLC
8.82% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	2,796,380	2,677,533
Jones Deslauriers Insurance Management, Inc.
9.27% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28	CAD 2,073,559	1,467,465
Franchise Group, Inc.
9.70% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26	1,350,000	1,285,875
Apex Group Treasury LLC
9.66% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 07/27/28†††	550,000	547,250
Asurion LLC
8.91% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	500,000	470,250
Claros Mortgage Trust, Inc.
9.16% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26	346,500	342,602
Total Financial		9,878,165
Communications - 0.8%
Cengage Learning Acquisitions, Inc.
9.88% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	3,959,900	3,734,898
McGraw Hill LLC
9.82% ((3 Month USD LIBOR + 4.75%) and (6 Month USD LIBOR + 4.75%), Rate Floor: 5.25%) due 07/28/28	395,990	379,754
Flight Bidco, Inc.
8.13% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	149,221	139,662
Total Communications		4,254,314
Basic Materials - 0.7%
NIC Acquisition Corp.
8.48% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	3,456,030	2,877,145
Ascend Performance Materials Operations LLC
8.83% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 08/27/26	523,664	522,355
LTI Holdings, Inc.
9.38% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 07/24/26	496,841	482,870
Total Basic Materials		3,882,370
Utilities - 0.2%
Hamilton Projects Acquiror LLC
9.23% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27	1,306,752	1,301,042
Total Senior Floating Rate Interests
(Cost $160,630,596)		148,465,000
ASSET-BACKED SECURITIES†† - 15.6%
Collateralized Loan Obligations - 7.2%
CIFC Funding Ltd.
2021-4RA DR, 11.79% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/17/35◊,4	9,000,000	7,956,312
Madison Park Funding LIII Ltd.
2022-53A E, 10.65% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,4	7,500,000	6,742,088
Boyce Park CLO Ltd.
2022-1A E, 10.90% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,4	4,000,000	3,539,999
ABPCI Direct Lending Fund IX LLC
2021-9A BR, 7.32% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 11/18/31◊,4	3,500,000	3,306,121
Palmer Square Loan Funding Ltd.
2022-1A D, 9.63% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,4	3,500,000	3,132,368
ACRES Commercial Realty Ltd.
2021-FL2 D, 7.70% (1 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 01/15/37◊,4	3,250,000	3,074,383

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Face Amount~	Value

ASSET-BACKED SECURITIES†† - 15.6% (continued)
Collateralized Loan Obligations - 7.2% (continued)
Carlyle Global Market Strategies
2022-1A E, 12.01% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,4	2,250,000	$ 2,070,474
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 10.88% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,4	1,750,000	1,572,724
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[4,9]	1,750,000	1,429,974
Cerberus Loan Funding XL LLC
2023-1A D, due 03/22/35◊,4	1,000,000	1,000,878
FS Rialto Issuer LLC
2022-FL6 C, 8.79% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/17/37◊,4	1,000,000	995,666
LCCM Trust
2021-FL2 C, 6.74% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 12/13/38◊,4	1,000,000	952,363
CIFC Funding 2022-III Ltd.
2022-3A E, 11.92% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,4	1,000,000	939,033
Carlyle US CLO Ltd.
2022-4A DR, 11.26% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,4	1,000,000	879,980
Fontainbleau Vegas
10.22% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	821,131	829,343
Total Collateralized Loan Obligations		38,421,706
Transport-Aircraft - 3.5%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[4,10]	3,782,909	3,404,845
AASET Trust
2021-1A, 2.95% due 11/16/41[4]	1,002,915	879,969
2021-2A, 2.80% due 01/15/47[4]	860,845	725,781
2019-1, 3.84% due 05/15/39[4]	909,101	640,283
2021-2A, 3.54% due 01/15/47[4]	603,830	452,345
2020-1A, 3.35% due 01/16/40[4]	373,241	307,450
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[4]	3,484,978	2,900,924
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	3,297,681	2,629,934
Start Ltd.
2018-1, 4.09% due 05/15/43[4]	1,627,599	1,388,167
2018-1, 5.32% due 05/15/43[4]	1,610,750	1,237,395
Project Silver
2019-1, 3.97% due 07/15/44[4]	1,829,820	1,550,889
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[4]	1,752,849	1,415,444
Start II Ltd.
2019-1, 4.09% due 03/15/44[4]	749,700	657,304
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[4]	420,626	367,013
Total Transport-Aircraft		18,557,743
Infrastructure - 2.2%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[4]	7,700,000	6,542,235
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[4]	5,000,000	4,473,044
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[4]	650,000	546,395
Total Infrastructure		11,561,674
Financial - 1.3%
Thunderbird A
5.50% due 03/01/37†††	3,189,444	3,141,603
Lightning A
5.50% due 03/01/37†††	3,118,333	3,071,558
Thunderbird B
7.50% due 03/01/37†††	412,752	396,242
Lightning B
7.50% due 03/01/37†††	403,549	387,407
Total Financial		6,996,810
Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[4]	1,100,000	998,230
2020-SFR2, 4.00% due 10/19/37[4]	1,100,000	992,435
2020-SFR2, 3.37% due 10/19/37[4]	700,000	625,584
Total Single Family Residence		2,616,249
Net Lease - 0.5%
CARS-DB4, LP
2020-1A, 4.52% due 02/15/50[4]	1,000,000	883,928
2020-1A, 4.95% due 02/15/50[4]	850,000	711,883
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[4]	1,000,000	930,304
Total Net Lease		2,526,115
Whole Business - 0.3%
Five Guys Funding LLC
2017-1A, 4.60% due 07/25/47[4]	1,723,750	1,663,494

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Face Amount~	Value

ASSET-BACKED SECURITIES†† - 15.6% (continued)
Insurance - 0.1%
CHEST
2023-1, due 03/15/43†††	500,000	$ 500,000
Total Asset-Backed Securities
(Cost $89,708,093)		82,843,791
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.6%
Government Agency - 2.0%
Fannie Mae
4.00% due 07/01/52[2]	7,257,321	6,891,847
Freddie Mac
4.00% due 06/01/52[2]	3,647,232	3,454,146
Total Government Agency		10,345,993
Residential Mortgage-Backed Securities - 1.6%
LSTAR Securities Investment Ltd.
2023-1, 7.81% (SOFR + 3.50%, Rate Floor: 0.00%) due 01/01/28◊,†††,4	2,764,580	2,769,001
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,4	1,450,000	1,393,547
Carrington Mortgage Loan Trust Series
2006-NC5, 4.77% (1 Month USD LIBOR + 0.15%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	1,562,782	1,328,791
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[4,10]	784,733	759,145
PRPM LLC
2023-1, 6.88% (WAC) due 02/25/28◊,4	600,000	593,989
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,11	700,000	590,848
OBX Trust
2022-NQM8, 6.10% due 09/25/62[4,10]	483,771	467,672
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[4,10]	432,376	427,926
CSMC Trust
2020-RPL5, 3.02% (WAC) due 08/25/60◊,4	315,912	303,227
Total Residential Mortgage-Backed Securities		8,634,146
Total Collateralized Mortgage Obligations
(Cost $19,610,968)		18,980,139
U.S. GOVERNMENT SECURITIES†† - 1.4%
U.S. Treasury Bonds
due 08/15/51[2,12,13]	12,650,000	4,303,986
due 05/15/44[2,12,13]	1,910,000	805,036
due 11/15/44[12,13,14]	1,910,000	787,323
due 02/15/46[2,12,13]	1,920,000	756,411
U.S. Treasury Notes
4.13% due 11/15/32	903,000	917,391
Total U.S. Government Securities
(Cost $8,745,731)		7,570,147
CONVERTIBLE BONDS†† - 0.2%
Consumer, Non-cyclical - 0.2%
Block, Inc.
due 05/01/26[12]	1,090,000	887,260
Communications - 0.0%
Cable One, Inc.
due 03/15/26[2,12]	450,000	352,575
Total Convertible Bonds
(Cost $1,316,151)		1,239,835
FOREIGN GOVERNMENT DEBT†† - 0.2%
Panama Government International Bond
4.50% due 01/19/63	1,700,000	1,210,851
Total Foreign Government Debt
(Cost $1,689,478)		1,210,851
	Contracts
LISTED OPTIONS PURCHASED† - 0.1%
Put Options on:
S&P 500 Index Expiring March 2023 with strike price of $3,900.00 (Notional Value $46,450,755)	117	464,490
Total Listed Options Purchased
(Cost $567,099)		464,490

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

	Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0%
Call Options on:
Interest Rate Options
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 15,700,000	$ 34,293
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 14,900,000	32,545
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 14,750,000	32,218
Goldman Sachs International 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 15,700,000	22,497
Morgan Stanley Capital Services LLC 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.10	USD 14,900,000	21,351
Barclays Bank plc 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 14,850,000	21,279
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring June 2024 with strike price of $0.10	USD 7,400,000	16,163
Bank of America, N.A. 10Y-2Y SOFR CMS CAP Expiring December 2023 with strike price of $0.20	USD 7,300,000	10,461
Total Interest Rate Options		190,807
Total OTC Options Purchased
(Cost $450,970)		190,807
Total Investments - 137.1%
(Cost $846,577,304)		$ 727,057,687
	Contracts
LISTED OPTIONS WRITTEN† - (0.2)%
Call Options on:
S&P 500 Index	52	(253,760)
Expiring March 2023 with strike price of $4,000.00 (Notional Value $20,644,780)
NASDAQ-100 Index	17	(404,855)
Expiring March 2023 with strike price of $12,075.00 (Notional Value $20,471,604)
Russell 2000 Index	110	(420,750)
Expiring March 2023 with strike price of $1,895.00 (Notional Value $20,866,901)
Total Listed Options Written
(Premiums received $1,422,787)		(1,079,365)
Other Assets & Liabilities, net - (36.9)%		(195,811,694)
Total Net Assets - 100.0%		$ 530,166,628

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	133	Mar 2024	$31,504,375	$(315,836)

Centrally Cleared Credit Default Swap Agreements ††

Counterparty	Exchange	Index	Protection	Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	CDX.NA.HY.37.V2	Sold	5.00%	Quarterly	12/20/26	$29,700,000	$1,028,500	$1,833,605	$(805,105)
J.P. Morgan Securities LLC	ICE	ITRAXX.EUR.38.V1	Purchased	1.00%	Quarterly	12/01/27	22,700,000	(214,986)	(140,875)	(74,111)
								$813,514	$1,692,730	$(879,216)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$53,800,000	$(2,809,809)	$430	$(2,810,239)

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Total Return Swap Agreements††
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements
Goldman Sachs International	SPDR Gold Trust ETF	Pay	4.87% (Federal Funds Rate + 0.30%)	At Maturity	06/07/23	42,000	$7,130,760	$(127,680)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	18,093,000	19,440,386 USD	03/17/23	$258,649
JPMorgan Chase Bank, N.A.	CAD	Sell	4,575,000	3,432,922 USD	03/17/23	69,239
Morgan Stanley Capital Services LLC	GBP	Sell	1,034,000	1,256,405 USD	03/17/23	12,414
Citibank, N.A.	CAD	Buy	65,000	48,248 USD	03/17/23	(458)
						$339,844

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at February 28, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	All or a portion of these securities have been physically segregated in connections with options, reverse repurchase agreements and unfunded loan commitments. As of February 28, 2023, the total value of segregated securities was $265,339,872.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $290,827,021 (cost $334,898,364), or 54.9% of total net assets.
5	Affiliated issuer.
6	Rate indicated is the 7-day yield as of February 28, 2023.
7	Security is in default of interest and/or principal obligations.
8	Perpetual maturity.
9	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
10	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at February 28, 2023. See table below for additional step information for each security.
11	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $590,848 (cost $603,203), or 0.1% of total net assets — See Note 6.
12	Zero coupon rate security.
13	Security is a principal-only strip.
14	All or a portion of this security is pledged as futures collateral at February 28, 2023.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

CAD — Canadian Dollar
CDX.NA.HY.37.V2 — Credit Default Swap North American High Yield Series 37 Index Version 2
CME — Chicago Mercantile Exchange
CMS — Constant Maturity Swap
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.38.V1 — iTraxx Europe Series 38 Index Version V1
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

        See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 53,379,663	$ — *	$ 33	$ 53,379,696
Preferred Stocks	—	39,142,580	—	39,142,580
Warrants	1,923	—	—	1,923
Rights	—	—	— *	—
Exchange-Traded Funds	73,121,268	—	—	73,121,268
Mutual Fund	5,777,054	—	—	5,777,054
Closed-End Funds	12,750,148	—	—	12,750,148
Money Market Fund	2,426,920	—	—	2,426,920
Corporate Bonds	—	264,142,475	15,350,563	279,493,038
Senior Floating Rate Interests	—	124,969,700	23,495,300	148,465,000
Asset-Backed Securities	—	74,517,638	8,326,153	82,843,791
Collateralized Mortgage Obligations	—	16,211,138	2,769,001	18,980,139
U.S. Government Securities	—	7,570,147	—	7,570,147
Convertible Bonds	—	1,239,835	—	1,239,835
Foreign Government Debt	—	1,210,851	—	1,210,851
Options Purchased	464,490	190,807	—	655,297
Forward Foreign Currency Exchange Contracts**	—	340,302	—	340,302
Total Assets	$ 147,921,466	$ 529,535,473	$ 49,941,050	$ 727,397,989

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 1,079,365	$ —	$ —	$ 1,079,365
Interest Rate Futures Contracts**	315,836	—	—	315,836
Credit Default Swap Agreements**	—	879,216	—	879,216
Interest Rate Swap Agreements**	—	2,810,239	—	2,810,239
Forward Foreign Currency Exchange Contracts**	—	458	—	458
Equity Index Swap Agreements**	—	127,680	—	127,680
Unfunded Loan Commitments (Note 5)	—	—	8,720	8,720
Total Liabilities	$ 1,395,201	$ 3,817,593	$ 8,720	$ 5,221,514
* Security has a market value of $0.
** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown on investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $200,004,036 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary for significant unobservable inputs used in the fair valuation of assets and liabilities categorized with Level 3 of the fair value hierarchy:

Category	Ending Balance at February 28, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 7,826,153	Yield Analysis	Yield	6.2%-9.0%	7.0%
Asset-Backed Securities	500,000	Third Party Pricing	Vendor Price	—	—
Collateralized Mortgage Obligations	2,769,001	Third Party Pricing	Vendor Price	—	—
Common Stocks	33	Model Price	Liquidation Value	—	—
Corporate Bonds	15,350,563	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	12,178,434	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	8,716,440	Yield Analysis	Yield	9.2%-11.2%	10.5%
Senior Floating Rate Interests	2,600,426	Model Price	Purchase Price	—	—
Total Assets	$ 49,941,050
Liabilities:
Unfunded Loan Commitments	$ 8,720	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 28, 2023, the Fund had securities with a total value of $910,275 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $15,835,223 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2023:

	Assets							Liabilities
	Asset -Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Rights	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$ 4,051,141	$-	$ 13,039,216	$ 31,783,834	$-	$-	$ 48,874,191	$ (60,563)
Purchases/(Receipts)	4,413,211	2,800,000	2,750,000	9,343,556	61	-	19,306,828	(32,955)
(Sales, maturities and paydowns)/Fundings	-	(35,420)	(283,020)	(570,631)	(2)	-	(889,073)	9,599
Amortization of premiums/discounts	-	-	-	35,512	-	-	35,512	(3,322)
Total realized gains (losses) included in earnings	-	-	-	(7,194)	2	-	(7,192)	(4,849)
Total change in unrealized appreciation (depreciation) included in earnings	(138,199)	4,421	(155,633)	(2,164,796)	(61)	-	(2,454,268)	83,370
Transfers into Level 3	-	-	-	910,242	-	33	910,275	-
Transfers out of Level 3	-	-	-	(15,835,223)	-	-	(15,835,223)	-
Ending Balance	$ 8,326,153	$ 2,769,001	$ 15,350,563	$ 23,495,300	$-	$ 33	$ 49,941,050	$(8,720)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 28, 2023	$ (138,199)	$ 4,421	$ (155,633)	$ (79,957)	$ (61)	$-	$ (369,429)	$ 35,330

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which is scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/23	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended February 28, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 05/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/28/23	Shares 02/28/23	Investment Income	Capital Gain Distributions
Mutual Fund
Guggenheim Risk Managed Real Estate Fund — Institutional Class	$6,259,675	$334,063	$–	$–	$(816,684)	$5,777,054	187,445	$104,314	$229,749

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Active Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on May 20, 2021. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing services.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by the Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded. The values of other swap agreements entered into by the Fund are generally valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser, Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument or obtain exposure to a listed or other type of index.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of The underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the default recovery of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

Net Tax Unrealized
Tax	Tax Unrealized	Tax Unrealized	Appreciation
Cost	Appreciation	Depreciation	Depreciation
$ 845,590,945	$ 1,168,299	$ (124,574,049)	$ (123,405,750)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 28, 2023. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2023

The unfunded loan commitments as of February 28, 2023, were as follows:

Borrower	Maturity Date	Face Amount	Value
Avalara, Inc.	10/19/28	$263,636	$3,594
Fontainbleau Vegas	01/31/26	1,678,869	–
Lightning A	03/01/37	5,381,667	–
Lightning B	03/01/37	696,451	–
The Facilities Group	11/30/27	230,603	5,114
Thunderbird A	03/01/37	5,310,556	–
Thunderbird B	03/01/37	687,248	–
VT TopCo, Inc.	08/01/25	4,780	12
			$8,720

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
CFMT LLC
2022-HB9 3.25% (WAC) due 09/25/37[1]	09/23/22	$603,203	$590,848
		$603,203	$590,848

1	Variable rate security. Rate indicated is the rate effective at February 28, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION (Unaudited)	February 28, 2023

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.